Income Taxes Tax Uncertainties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 318	$ 283	$ 174	$ 323	$ 315
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	37	3	77
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	16	126	9
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	15	10	204
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	0	9	21
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	3	2	2
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation	$ 0	$ 1	$ 0